Intangible assets	12 Months Ended
Dec. 31, 2024
Intangible assets
Intangible assets

10 Intangible assets

	Product,		Software
	marketing and	Other	development
	distribution rights	intangibles	costs	Total
	$m	$m	$m	$m
Cost
At 1 January 2022	66,590	2,611	1,432	70,633
Additions through business combinations (Note 27)	–	46	–	46
Additions – separately acquired	2,051	12	105	2,168
Disposals	(57)	(105)	(36)	(198)
Exchange and other adjustments	(1,799)	(122)	(106)	(2,027)
At 31 December 2022	66,785	2,442	1,395	70,622
Additions through business combinations (Note 27)	65	35	–	100
Additions – separately acquired	2,530	200	170	2,900
Disposals	(669)	–	(14)	(683)
Exchange and other adjustments	496	30	24	550
At 31 December 2023	69,207	2,707	1,575	73,489
Additions through business combinations (Note 27)	2,308	56	–	2,364
Additions – separately acquired	2,226	150	290	2,666
Disposals	(294)	–	(285)	(579)
Exchange and other adjustments	(964)	(13)	(50)	(1,027)
At 31 December 2024	72,483	2,900	1,530	76,913
Amortisation and impairment losses
At 1 January 2022	25,276	1,863	1,002	28,141
Amortisation for year	3,899	181	76	4,156
Impairment charges	236	82	–	318
Impairment reversals	(77)	–	(17)	(94)
Disposals	(55)	(105)	(20)	(180)
Exchange and other adjustments	(887)	(76)	(63)	(1,026)
At 31 December 2022	28,392	1,945	978	31,315
Amortisation for year	3,771	75	80	3,926
Impairment charges	434	–	–	434
Disposals	(667)	–	(12)	(679)
Exchange and other adjustments	336	41	27	404
At 31 December 2023	32,266	2,061	1,073	35,400
Amortisation for year	3,761	78	84	3,923
Impairment charges	1,577	3	2	1,582
Impairment reversals	(8)	–	–	(8)
Disposals	(286)	–	(283)	(569)
Exchange and other adjustments	(561)	(13)	(18)	(592)
At 31 December 2024	36,749	2,129	858	39,736
Net book value
At 31 December 2022	38,393	497	417	39,307
At 31 December 2023	36,941	646	502	38,089
At 31 December 2024	35,734	771	672	37,177

Other intangibles consist mainly of research and device technologies and the Alexion brand name. Included within Software development costs are assets currently in development that will commence amortisation when ready for use.

Included within Additions − separately acquired are amounts of $365m (2023: $625m; 2022: $1,135m), relating to deferred payments and other non-cash consideration for the acquisition of Product, marketing and distribution rights, which are not reflected in the current year Consolidated Statement of Cash Flows. Disposals include amounts related to fully amortised or impaired assets that are no longer in use by the Group.

Amortisation charges are recognised in the Consolidated Statement of Comprehensive Income as follows:

	Product,		Software
	marketing and	Other	development
	distribution rights	intangibles	costs	Total
	$m	$m	$m	$m
Year ended 31 December 2022
Cost of sales	32	–	–	32
Research and development expense	–	30	–	30
Selling, general and administrative expense	3,867	151	76	4,094
Total	3,899	181	76	4,156
Year ended 31 December 2023
Cost of sales	32	–	–	32
Research and development expense	–	28	–	28
Selling, general and administrative expense	3,739	47	80	3,866
Total	3,771	75	80	3,926
Year ended 31 December 2024
Cost of sales	32	1	–	33
Research and development expense	3	22	–	25
Selling, general and administrative expense	3,726	55	84	3,865
Total	3,761	78	84	3,923

Net impairment charges are recognised in the Consolidated Statement of Comprehensive Income as follows:

	Product,		Software
	marketing and	Other	development
	distribution rights	intangibles	costs	Total
	$m	$m	$m	$m
Year ended 31 December 2022
Research and development expense	95	–	–	95
Selling, general and administrative expense	64	82	(17)	129
Total	159	82	(17)	224
Year ended 31 December 2023
Research and development expense	417	–	–	417
Selling, general and administrative expense	17	–	–	17
Total	434	–	–	434
Year ended 31 December 2024
Research and development expense	1,065	–	–	1,065
Selling, general and administrative expense	504	3	2	509
Total	1,569	3	2	1,574

Impairment charges and reversals

We perform a rigorous impairment trigger assessment for all our intangible assets. Intangible assets under development and not available for use are tested annually for impairment and other intangible assets are tested when there is an indication of impairment loss or reversal. Where testing is required, the recoverable amount of the assets is estimated in order to determine the extent of the impairment loss or reversal. Where it is not possible to estimate the recoverable amount of an individual asset, the Group estimates the recoverable amount of the Cash Generating Unit (CGU) to which it belongs. The Group considers that as the intangible assets are linked to individual products and that product cash flows are considered to be largely independent of other product cash flows, the CGU for intangibles is at the product level. Group-level budgets and forecasts include forecast capital investment and operational impacts related to sustainability projects, as well as inflationary impacts, and form the basis for the value in use models used for impairment testing.

An asset’s recoverable amount is determined as the higher of an asset’s or CGU’s fair value less costs to sell or value in use, in both cases using discounted cash flow calculations where the asset’s expected post-tax cash flows are risk-adjusted over their estimated remaining period of expected economic benefit. Where the value in use approach is used, the post-tax risk-adjusted cash flows are discounted using AstraZeneca’s post-tax weighted average cost of capital (7.5% for 2024, 7.5% for 2023 and 7% for 2022) which is a nominal rate. There is no material difference in the approach taken to using pre-tax cash flows and a pre-tax rate compared to post-tax cash flows and a post-tax rate, as required by IAS 36 ‘Impairment of Assets’. Where fair value less costs to sell is used to determine recoverable value, the discount rate is assessed with reference to a market participant, this is not usually materially different to the AstraZeneca post-tax weighted average cost of capital of 7.5%. Intangible assets have been tested for impairment under the value in use basis at risk-adjusted post-tax discount rates ranging between 7.5% to 9.5%.

Key assumptions and significant estimates used in calculating the recoverable amounts are highly sensitive and specific to the nature of the Group’s activities including:

>	outcome of R&D activities
>	probability of technical and regulatory success
>	market volume, share and pricing (to derive peak year sales)
>	amount and timing of projected future cash flows
>	sales erosion curves following patent expiry.

Whilst the intangible assets portfolio is generally exposed to significant impairment risk within the next financial year, no sensitivities have been disclosed since no specific asset has been identified as having a significant risk of a material impairment arising from reasonably possible changes in key assumptions.

For assets held at fair value less costs to sell, we make appropriate adjustments to reflect market participant assessments.

In 2024, the Group recorded impairment charges of $504m in respect of launched products. Following a strategic review of our portfolio priorities, a business decision was made to cease promotional activity for Andexxa resulting in impairment charges of $504m recorded against the Andexxa intangible asset under a value-in-use model applying a discount rate of 7.5% (revised carrying amount: $nil).

Impairment charges recorded against products in development totalled $1,073m. This included full impairments of vemircopan (ALXN2050) ($753m, acquired as part of the Alexion business combination in 2021), following outcome of research activities, and FPI-2059 ($165m, acquired as part of the Fusion business combination in 2024) due to portfolio prioritisation decisions. The remaining impairments of $155m relate to impairments of various products in development, due to either management’s decision to discontinue development as part of Group-wide portfolio prioritisation decisions, or due to the outcome of research activities.

In 2023, the Group recorded impairment charges of $17m in respect of launched products. Impairment charges recorded against products in development totalled $417m, including $244m related to ALXN1840 which was fully impaired following the decision to discontinue development.

In 2022, the Group recorded impairment charges of $146m in respect of launched products. Impairment charges recorded against products in development totalled $172m due to decisions made to terminate the related activities.

The Group has performed an assessment on assets which have had impairments recorded in previous periods to determine if any reversals of impairments were required. Impairment reversals of $8m were recorded in 2024 against products in development. No impairment reversals were recorded in 2023. Impairment reversals of $94m were recorded in 2022, including $77m in respect of products in development.

When launched products are partially impaired, the carrying values of these assets in future periods are particularly sensitive to changes in forecast assumptions, including those assumptions set out above, as the asset is impaired down to its recoverable amount.

Significant assets

	Carrying	Remaining
	value	amortisation
	$m	period
C5 franchise (Soliris/Ultomiris) intangible assets arising from the acquisition of Alexion	12,667	3 to 11 years
Intangible assets arising from the acquisition of Acerta Pharma	3,853	8 years
Strensiq, Kanuma intangible assets arising from the acquisition of Alexion	3,221	8 to 14 years
Enhertu intangible assets acquired from Daiichi Sankyo	2,534	9 years
Intangible asset products in development arising from the acquisition of Alexion[1]	1,913	Not amortised
Intangible assets arising from the acquisition of ZS Pharma	1,548	7 years
Intangible asset products in development arising from the acquisition of Fusion[1]	1,161	Not amortised
Intangible asset products in development arising from the acquisition of Gracell[1]	983	Not amortised
Datroway intangible assets acquired from Daiichi Sankyo[1]	974	Not amortised
Baxdrostat intangible asset acquired from CinCor[1]	790	Not amortised
Intangible asset products in development arising from the acquisition of Amolyt[1]	768	Not amortised
Intangible asset products in development arising from the acquisition of Icosavax[1]	639	Not amortised
Airsupra intangible asset	500	10 years
Intangible assets arising from the restructuring of a historical joint venture with MSD	375	2 to 5 years
Monalizumab intangible assets acquired from Innate Pharma[1]	364	Not amortised
Intangible assets arising from the acquisition of Pearl Therapeutics	309	4 to 5 years
Rare disease portfolio assets acquired from Pfizer[1]	300	Not amortised

1	Assets in development are not amortised but are tested annually for impairment.

In 2024, the intangible assets recognised on acquisition of Amolyt and Icosavax were separately assessed under the optional concentration test in IFRS 3 ‘Business Combinations’ and were individually determined to be asset acquisitions, as substantially all of the value of the gross assets acquired in each transaction was concentrated in these single assets.

The intangible asset baxdrostat recognised on acquisition of CinCor in 2023 was assessed under the optional concentration test in IFRS 3 and was determined to be an asset acquisition, as substantially all of the value of the gross assets acquired was concentrated in this single asset.

The acquisition of Pfizer’s pre-clinical rare disease gene therapy portfolio in 2023 was assessed under IFRS 3 and the transaction was treated as an asset acquisition.